October 30, 2020	Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@eversheds-sutherland.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Post-Effective Amendment No. 8

Brighthouse Life Insurance Company

Brighthouse Variable Life Account A

File Nos. 333-200241/811-21851

(Equity Advantage VUL)

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (“BLIC”) and Brighthouse Variable Life Account A (the “Account”), we have attached for filing Post-Effective Amendment No. 8 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable life contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-6 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, BLIC intends to rely on Rule 498A under the 1933 Act to use summary prospectuses with respect to the registration statement.

At a future date, BLIC and New England Life Insurance Company intend to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for making substantially identical changes (in terms of overall compliance with the Release) to certain other variable life contract registration statements.

If you have any questions or comments regarding the Amendment, please call the undersigned me at (212) 389-5080 or Ron Coenen at (202) 383-0940.

Sincerely,

Dodie C. Kent

Eversheds Sutherland (US) LLP

cc:   Ron Coenen, Eversheds Sutherland

Michele H. Abate, Brighthouse Life Insurance Company

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